Leases - Lease amounts recognised in profit or loss (Details) ₨ in Thousands	12 Months Ended
Mar. 31, 2020 INR (₨)
Leases
Depreciation expense of right-of-use asset	₨ 77,868
Interest expense on lease liabilities	56,394
Expense relating to short-term leases	55,007
Total amount recognised in profit or loss	₨ 189,269